UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lloyd Blumberg
Title:    Chief Operating Officer
Phone:    (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York            November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $266,053
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name

1      028-13041                        H Partners, LP


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COL 7         COLUMN 8

                             TITLE OF                     VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE       SHARED  NONE

ASPENBIO PHARMA INC          COM              045346103   1,530       750,000   SH         DEFINED    1       750,000
BOYD GAMING CORP             COM              103304101  23,827     2,180,000   SH         DEFINED    1     2,180,000
CLEARWIRE CORP NEW           CL A             18538Q105   9,024     1,110,000   SH         DEFINED    1     1,110,000
FBR CAPITAL MARKETS CORP     COM              30247C301   6,626     1,117,383   SH         DEFINED    1     1,117,383
FOSTER WHEELER AG            COM              H27178104   6,382       200,000   SH         DEFINED    1       200,000
GRACE W R & CO DEL NEW       COM              38388F108  18,433       847,900   SH         DEFINED    1       847,900
IMMERSION CORP               COM              452521107   6,420     1,500,000   SH         DEFINED    1     1,500,000
KEY ENERGY SVCS INC          COM              492914106  23,490     2,700,000   SH         DEFINED    1     2,700,000
LEAP WIRELESS INTL INC       COM NEW          521863308  70,380     3,600,000   SH         DEFINED    1     3,600,000
METROPCS COMMUNICATIONS INC  COM              591708102  27,612     2,950,000   SH         DEFINED    1     2,950,000
OWENS ILL INC                COM NEW          690768403   9,225       250,000   SH         DEFINED    1       250,000
SPRINT NEXTEL CORP           COM SER 1        852061100  43,450    11,000,000   SH         DEFINED    1    11,000,000
SPRINT NEXTEL CORP           COM SER 1        852061100   3,950     1,000,000   SH CALL    DEFINED    1     1,000,000
TRICO MARINE SERVICES INC    NOTE 3.000% 1/1  896106AQ4   5,900    10,000,000  PRN         DEFINED    1    10,000,000
TRICO MARINE SERVICES INC    COM NEW          896106200   9,804     1,270,000   SH         DEFINED    1     1,270,000


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